LEASES (Details - Balance sheet) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Assets
ROU operating lease assets	$ 3,061,164	$ 2,620,993
Liabilities
Current portion of operating lease	360,270	364,105
Operating lease, net of current portion	3,158,040	$ 2,474,530
Total operating lease liabilities	$ 3,518,310